Capital Stock - Series E Preferred Stock - Additional Information (Detail) (USD $)																	1 Months Ended	12 Months Ended				12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2003 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Aug. 17, 2001 Common Stock [Member]	Jun. 30, 2009 Series E Preferred Stock [Member]	Dec. 31, 2010 Series E Preferred Stock [Member]	Dec. 31, 2009 Series E Preferred Stock [Member]	Jun. 30, 2009 Series E Preferred Stock [Member] Capital Partners LLC [Member]	Dec. 31, 2010 Series E Preferred Stock [Member] Warrants [Member]	Dec. 31, 2009 Series E Preferred Stock [Member] Maximum [Member]	Dec. 31, 2009 Series E Preferred Stock [Member] Minimum [Member]	Dec. 31, 2010 Series E Preferred Stock [Member] Common Stock [Member] Warrants [Member]
Class of Stock [Line Items]
Investment commitment																				$ 5,000,000
Number of years warrants to purchase common stock																	5 years
Percentage on warrants to purchase common stock of closing price																	100.00%
Percentage of exercise value of warrants issued																	135.00%
Rate of preferred stock dividend and redemption premium																	10.00%
Commitment fee																	250,000
Number of days for promptly file after the Effective Date																			30 days
Percentage of redemption premium																						26.00%	0.00%
Private equity financing																		$ 2,400,000
Total number of shares of common stock sold																		24
Warrant to purchase common stock	2,500,000	5,062,500	1,700,000																					3,700,000
Shares, Issued			134,169,000	87,389,000	80,036,000	74,771,000	56,035,000	38,411,000	35,370,000	33,997,000											3,700,000